Cost of revenues (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Cost of Revenues

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cost of referral partners	3,017,871	3,199,118	2,747,988
Service fee paid to third-party payment platforms	129,453	101,748	89,110
Salary and welfare benefits	7,790	6,828	3,720
Tax and surcharges and others	2,454	3,106	5,750
Amortization and depreciation	2,100	2,100	2,100
Cloud service fees	1,525	1,477	819
Total	3,161,193	3,314,377	2,849,487